COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD	12 Months Ended
Dec. 31, 2022
Condensed Financial Information Disclosure [Abstract]
COMBINED CONDENSED FINANCIAL STATEMENTS OF BROOKFIELD REINSURANCE LTD
COMBINED CONDENSED FINANCIAL STATEMENTS OF
BROOKFIELD REINSURANCE LTD.
(PARENT COMPANY)
All operating activities of Brookfield Reinsurance Ltd. (the “Parent Company”) are conducted by its operating subsidiaries, Brookfield Annuity Company (“BAC”), North End Re Ltd. ("NER Ltd."), North End Re (Cayman) SPC (“NER SPC”) and American National Insurance Company (“American National”).

The Parent Company holds a direct 100% ownership interest in BAM Re Holdings Ltd. ("BAM Re Holdings"), which holds the Parent Company’s interest in its operating subsidiaries. The Parent Company is a holding company that does not conduct any substantive business operations and does not have any assets other than cash and cash equivalents, investments in its subsidiaries and due from related party. The operating subsidiaries are regulated insurance companies and therefore have restrictions on the ability to pay dividends, loan funds and make other upstream distributions to the Parent Company without prior approval by local regulators.

On May 25, 2022, the Parent Company, through its wholly-owned subsidiary BAM Re Holdings, acquired American National, which became an indirect wholly-owned subsidiary of the Parent Company.

These Combined Condensed Parent Company financial statements have been prepared using the same accounting principles and policies described in the notes to the Combined Consolidated Financial Statements. Refer to the Combined Consolidated Financial Statements and notes presented above for additional information and disclosures with respect to these combined condensed financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD REINSURANCE LTD.
SCHEDULE I - COMBINED CONDENSED STATEMENT OF FINANCIAL POSITION

AS AT DEC.31 US$ MILLIONS	2022	2021
Assets
Cash and cash equivalents	$—	$25
Investments in subsidiaries	3,998	1,415
Due from related party	45	—
Total assets	4,043	1,440

Liability
Accounts payable and accrued liabilities	2	1
Preferred shares	2,512	—
Due to related party	80	4
Total liabilities	2,594	5

Equity
Share capital	1,890	1,499
Accumulated surplus (deficit)	442	(48)
Accumulated other comprehensive loss	(883)	(16)
Total equity	1,449	1,435
Total liabilities and equity	$4,043	$1,440
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD REINSURANCE LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF OPERATIONS

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2022	2021	2020
Income (loss) of equity method investments	$565	$(41)	$1
Operating expenses	(8)	(3)	—
Interest expense	(67)	—	—
Net income (loss)	$490	$(44)	$1
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD REINSURANCE LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME

FOR THE YEARS ENDED DEC.31 US$ MILLIONS	2022	2021	2020
Net income (loss)	$490	$(44)	$1
Other comprehensive (loss) income	(823)	(15)	3
Comprehensive (loss) income	$(333)	$(59)	$4
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD REINSURANCE LTD.
SCHEDULE I – COMBINED CONDENSED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DEC. 31 US$ MILLIONS	2022	2021	2020
Operating activities
Net income (loss)	$490	$(44)	$1
Non-cash items affecting net income
Equity in undistributed earnings of subsidiaries	(565)	41	(1)
Changes in non-cash balances related to operations
Changes in working capital	32	5	—
Cash from operating activities	(43)	2	—
Investing activities
Investments in shares of subsidiaries	(2,885)	(1,475)	(13)
Cash used in investing activities	(2,885)	(1,475)	(13)
Financing activities
Issuance of common equity	450	1,501	13
Issuance of preferred equity	2,512	—	—
Distributions	(59)	(3)	—
Cash from financing activities	2,903	1,498	13
Cash and cash equivalents
Cash and cash equivalents, beginning of year	25	—	—
Net change during the year	(25)	25	—
Cash and cash equivalents, end of year	$—	$25	$—
The accompanying notes to the combined condensed financial statements are an integral part of these financial statements.
PARENT COMPANY INFORMATION
BROOKFIELD REINSURANCE LTD.
SCHEDULE I – NOTES TO THE COMBINED CONDENSED FINANCIAL STATEMENTS
NOTE 1. BASIS OF PRESENTATION
Brookfield Reinsurance Ltd. (the “Parent Company”) is a holding company that conducts all of its business operations through its subsidiaries. The Parent Company holds a direct 100% ownership interest in BAM Re Holdings Ltd., which holds the Parent Company’s interest in its operating subsidiaries, Brookfield Annuity Company (“BAC”), North End Re Ltd. ("NER Ltd."), North End Re (Cayman) SPC (“NER SPC”) and American National Group, LLC ("American National").
The Parent Company is a Bermuda corporation incorporated on December 10, 2020 and governed by the laws of Bermuda. The Parent Company changed its name from Brookfield Asset Management Reinsurance Partners Ltd. to Brookfield Reinsurance Ltd. and changed its trading symbol from “BAMR” to “BNRE” with effect from December 14, 2022.

The Parent Company was established to become a reinsurance business focused on providing capital-based solutions to the insurance industry. Through its operating subsidiaries, the Parent Company offers a broad range of insurance products and services to individuals and institutions, including life insurance and annuities, health, and personal and commercial property and casualty insurance.

The Parent Company has accounted for the earnings of its subsidiaries under the equity method in these unconsolidated combined condensed financial statements.
The comparatives reflect the financial information of Brookfield Annuity Holdings Inc. (“BAH”), the predecessor of our Parent Company for financial reporting purposes, for the year ended December 31, 2020 and through June 2021.
No dividends have been received from any of our subsidiaries in the past three years.
NOTE 2. COMMITMENTS AND CONTINGENCIES
The Parent Company and its subsidiaries have bilateral revolving credit facilities backed by third-party financial institutions. The total available amount on the credit facilities is $500 million, and as at December 31, 2022, $356 million was drawn on the bilateral credit facilities. The Parent Company had no other material commitments or contingencies during the reported periods.

NOTE 3. SHARE CAPITAL AND PREFERRED SHARES

On May 25, 2022, the Parent Company issued 98,351,547 Class A Junior Preferred Shares, Series 1, for proceeds of $2.5 billion to Brookfield Corporation ("Brookfield"), formerly Brookfield Asset Management Inc.. On December 9, 2022, the Parent Company issued 2,108,733 Class A Junior Preferred Shares, Series 2 to Brookfield, for proceeds of $53 million. At December 31, 2022, there was $67 million of accrued dividends (December 31, 2021 - $Nil).

In addition, on May 25, 2022, the Parent Company issued 11,270,466 class C shares for $450 million to Brookfield.

During the year, Brookfield converted its holdings of 1,283,000 Brookfield Reinsurance class A exchangeable shares for $51 million into 6,119,609 class C shares.